Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expenses
Wages and salaries	¥ 1,276,205	¥ 1,319,554	¥ 1,165,604
Welfare and other benefits	330,552	248,870	252,907
Share-based payments	22,618	74,980	62,315
Employee benefit expenses	¥ 1,629,375	¥ 1,643,404	¥ 1,480,826